Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 999,000
Previously Paid Amount	0.00
Total Fee Amount	137.96
Total Offset Amount	0.00
Net Fee	137.96
Narrative - Max Aggregate Offering Price	$ 999,000
Final Prospectus	true